As filed with the Securities and Exchange Commission on April 7, 2005

Registration Nos. 333-52290

and 811-8994

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre- Effective Amendment                   ☐

Post-Effective Amendment No. 5          ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          ☐

ACT OF 1940

Amendment No. 22          ☒

Kansas City Life Variable Annuity Separate Account

(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY

(Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:

(816) 753-7000

Name and Address of Agent for Service:	Copy to:
William A. Schalekamp	W. Thomas Conner
Kansas City Life Insurance Company	Sutherland Asbill & Brennan LLP
3520 Broadway	1275 Pennsylvania Avenue, N.W.
Kansas City, Missouri 64111-2565	Washington, DC 20004-2415

It is proposed that this filing will become effective:

[	]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒		On May 2, 2005, pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	On (date) pursuant to paragraph (a)(1) of Rule 485

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered:

Individual Flexible Premium Deferred Variable Annuity Contracts

Note

The prospectus and the statement of additional information included in the Post Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-52290) filed on February 10, 2005 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements included in the SAI.

(b) Exhibits

(1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1/

(2) Not Applicable.
(3) Underwriting Agreement between Kansas City Life and Sunset Financial
Services, Inc. ("Sunset Financial") 2/
(4) (a) Contract Form.9/
(b) Bonus Endorsement M465.9/
(c) Bonus Endorsement M466.9/
(5) Contract Application.9/
(6) (a) Restated Articles of Incorporation of Kansas City Life.1/
(b) By-Laws of Kansas City Life.7/
(7) Not Applicable.
(8) (a) Form of Participation Agreement with MFS Variable Insurance Trust.2/
(b) Form of Participation Agreement with TCI Portfolios, Inc.2/
(c) Form of Participation Agreement with Federated Insurance Series.2/

(d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc.6/

(e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II.4/

(f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5/

(g) Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc.8/

(h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund).4/

(i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated American Leaders Fund II, Federated High Income Fund II, Federated Prime Money Fund II and Federated International Small Company Fund II.8/

(j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.8/

(k) Form of Fund Participation Agreement between Kansas City Life Insurance Company and Seligman Portfolios, Inc., Seligman Advisors, Inc.8/

(9) Opinion and Consent of Counsel.*
(10) (a) Consent of Sutherland Asbill & Brennan LLP.*
(b) Consent of KPMG LLP. *
(11) Not Applicable.
(12) Not Applicable.
(13) Schedule for computation of performance quotations.3/
(14) Not applicable.

----------------

1 Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

7 Incorporated herein by reference to the Form S-6 Registration Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

8 Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File No. 33-89984).

9 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Separate Account filed on December 20, 2000.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor

R. Philip Bixby	Director, Chairman of the Board, President and CEO
Tracy W. Knapp	Director, Senior Vice President, Finance
Charles R. Duffy, Jr.	Senior Vice President, Operations
William A. Schalekamp	Director, Vice President, General Counsel and Secretary
Mark A. Milton	Senior Vice President, Actuary
Brent C. Nelson	Vice President and Controller
Walter E. Bixby	Director, Vice Chairman of the Board
Mary M McCalla	Treasurer
Daryl D. Jensen	Director
Nancy Bixby Hudson	Director
Webb R. Gilmore	Director
Warren J. Hunzicker, M.D.	Director

Richard L. Finn	Director
Bradford T. Nordholm	Director
Larry Winn, Jr.	Director
William R. Blessing	Director
Cecil R. Miller	Director
Peter Hathaway, M.D.	Vice President and Medical Director
Robert J. Milroy	Vice President, Underwriting and New Business
David A. Laird	Assistant Vice President, Assistant Controller
* The principal business address of all the persons listed above is
3520 Broadway, Kansas City, Missouri 64111-2565.

Item 26. Persons Controlled by or Under Common Control With the Depositor or

Registrant

Name	Jurisdiction	Percent Of Voting Securities Owned
Sunset Life Insurance Company of America	Washington	Ownership of all voting securities by depositor
Sunset Financial Services, Inc.	Washington	Ownership of all voting securities by Sunset Insurance Company of America
KCL Service Company	Missouri	Ownership of all voting securities by depositor
Lioness Realty Group, Inc.	Missouri	Ownership of all voting securities by depositor
Property Operating Company	Missouri	Ownership of all voting securities by depositor
Old American Insurance Company	Missouri	Ownership of all voting securities by depositor
Contact Data, Inc.	Missouri	Ownership of all voting securities by depositor
Kansas City Life Financial Group, Inc.	Missouri	Ownership of all voting securities by depositor

Item 27. Number of Contract owners- *

Item 28. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contend ere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company .

5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a) Sunset Financial Services, Inc. is the registrant's principal underwriter.
(b) Officers and Directors of Sunset Financial.

Name and Principal Business Address*	Positions and Offices with Sunset Financial Services, Inc.
Gregory E. Smith	President, Director
Gary K. Hoffman	Secretary, Director
Brent C. Nelson	Treasurer
Walter E. Bixby	Director
Charles R. Duffy, Jr.	Director
R. Philip Bixby	Chairman of the Board and Director
Kelly T. Ullom	Vice President
Bruce Oberdling	Vice President
Donald E. Krebs	Vice President
Susanna J. Denney	Assistant Vice President
Janice L. Brandt	Assistant Vice President
Kim Kirkman	Assistant Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

(c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

(d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

______________________

* To be filed by amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 7th day of April 2004.

Kansas City Life Variable Annuity
Separate Account
_____________________________
Registrant

(SEAL)

Kansas City Life Insurance Company
______________________________
Depositor

Attest:	/s/William A. Schalekamp	By: /s/R. Philip Bixby
William A. Schalekamp	R. Philip Bixby, Director, Chairman of the Board, President and CEO

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/R. Philip Bixby	Director, Chairman of the	April 7, 2005
R. Philip Bixby	Board, President and CEO
/s/Brent C. Nelson	Vice President and Controller	April 7, 2005
Brent C. Nelson	(Principal Accounting Officer)
__________________________	Director, Vice Chairman of the	April 7, 2005
Walter E. Bixby	Board
__________________________	Director	April 7, 2005

Daryl D. Jensen

/s/William A. Schalekamp	Director	April 7, 2005

William A. Schalekamp

/s/Tracy W. Knapp	Director	April 7, 2005

Tracy W. Knapp

__________________________	Director	April 7, 2005
Webb R. Gilmore

/s/Warren J. Hunzicker, M.D.	Director	April 7, 2005

Warren J. Hunzicker, M.D.

/s/Richard L. Finn	Director	April 7, 2005

Richard L. Finn

__________________________	Director	April 7, 2005

Bradford T. Nordholm

/s/E. Larry Winn, Jr.	Director	April 7, 2005

E. Larry Winn, Jr.

__________________________	Director	April 7, 2005

Nancy Bixby Hudson

__________________________	Director	April 7, 2005

William R. Blessing

/s/Cecil R. Miller	Director	April 7, 2005

Cecil R. Miller